NATURE OF OPERATIONS AND GOING CONCERN (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
NATURE OF OPERATIONS AND GOING CONCERN
Accumulated deficit	$ 259,496,078	$ 179,605,315
Shareholders' equity	65,503,020	83,473,900	$ 122,654,601
Working Capital	43,367,892
Negative cash flow from operating activities	$ 99,274,312	$ 74,380,497